SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
2021	$ 14,088	$ 21,665
2022	2,170	2,814
2023	1,275	1,998
2024	1,280	2,003
2025	632	1,355
Thereafter	3,468	3,413
Total	$ 22,912	$ 33,248